Related party transactions and balance (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 02, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beijing Hengpengzhixin Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Disposed investment carrying value	¥ 300
Consideration for disposal of equity investments without readily determinable fair values	¥ 300
Shanghai Three Drivers Culture Media Co Limited | Outsourcing service agreements
Related Party Transaction [Line Items]
Related party expenses		¥ 1,526	¥ 2,721	¥ 1,598
Prepayment balance		248	348
Shanghai Three Drivers Culture Media Co Limited | Promotion Service Agreements
Related Party Transaction [Line Items]
Related party expenses		1,415
Mr. Wei Wen
Related Party Transaction [Line Items]
Amount given to related party		13,569
Proceeds from related party debt		13,699
Other payable due to related parties		¥ 130	¥ 0